                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-05012

                CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140 (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                Credit Suisse Asset Management Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

CREDIT SUISSE ASSET MANAGEMENT
INCOME FUND, INC.
466 LEXINGTON AVENUE
NEW YORK, NY 10017

DIRECTORS

ENRIQUE R. ARZAC
CHAIRMAN OF THE BOARD
TERRY FIRES BOVARNICK
JAMES J. CATTANO
LAWRENCE J. FOX
LAWRENCE HABER
STEVEN N. RAPPAPORT

OFFICERS

STEVEN B. PLUMP
CHIEF EXECUTIVE OFFICER AND PRESIDENT

MARTHA B. METCALF
CHIEF INVESTMENT OFFICER

J. KEVIN GAO
SENIOR VICE PRESIDENT AND SECRETARY

AJAY MEHRA
CHIEF LEGAL OFFICER

EMIDIO MORIZIO
CHIEF COMPLIANCE OFFICER

MICHAEL A. PIGNATARO
CHIEF FINANCIAL OFFICER AND VICE PRESIDENT

ROBERT RIZZA
TREASURER

INVESTMENT ADVISER

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 LEXINGTON AVENUE
NEW YORK, NEW YORK 10017

INVESTMENT SUB-ADVISER

CREDIT SUISSE ASSET MANAGEMENT LIMITED
BEAUFORT HOUSE
15 ST. BOTOLPH STREET
LONDON EC3A 7JJ, ENGLAND

ADMINISTRATOR AND CUSTODIAN

BROWN BROTHERS HARRIMAN & CO.
40 WATER STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
P.O. BOX 43010
PROVIDENCE, RI 02940-3010

LEGAL COUNSEL

WILLKIE FARR & GALLAGHER
787 7TH AVENUE
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
TWO COMMERCE SQUARE
PHILADELPHIA, PENNSYLVANIA 19103

CREDIT SUISSE ASSET MANAGEMENT
INCOME FUND, INC.

SEMIANNUAL REPORT
JUNE 30, 2006
(UNAUDITED)

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2006 (unaudited)

                                                                   July 31, 2006

Dear Shareholder:

PERFORMANCE SUMMARY
01/01/06 - 06/30/06

FUND & BENCHMARKS                                              PERFORMANCE
Total Return (based on NAV)(1)                                     3.87%
Total Return (based on market value)(1)                           12.88%
Merrill Lynch U.S. High Yield Master II Constrained Index(2)       2.52%
Citigroup High-Yield Market Index(2)                               2.86%

FUND NOW TRADING ON AMEX

Effective May 11, 2006, the Fund is listed on, and has commenced trading on, the American Stock Exchange ("AMEX"). The Fund opted to make the move based on listing costs. The Fund estimates that the Fund's annual listing fees will decline substantially. The Fund continues to trade under the same ticker symbol
(CIK).

MARKET OVERVIEW

The High Yield market began the year on a robust tone, posting four consecutive positive monthly returns. This was followed by higher volatility and lackluster returns during the months of May and June as investors grew increasingly concerned about higher interest rates and the pace of economic growth. For the six months ended June 30, the High Yield market generated a return of 2.52% (as measured by the Merrill Lynch U.S. High Yield Master II Constrained Index). Low-rated securities outperformed the broader market, returning 7.3%, while the more interest rate sensitive BB rated securities underperformed, returning about 0.32%. The average yield spread between high yield bonds and Treasury securities narrowed 25 basis points, ending the period at 338 basis points.

The majority of sectors posted positive returns, with Autos, Airlines, Building Materials and Theaters leading the way. Sectors producing negative returns were Energy -- Exploration & Production, Building & Construction and Health Services. Credit fundamentals continued to be supportive of the high yield market, although we believe that the best of the credit cycle does appear to be behind us. Both default rates and the distressed ratio (a leading indicator for future default rates) continue to be near 10-year lows, coming in at 1.78% and 2.9%, respectively. Corporate balance sheets are strong but we expect growth might be slower in the year ahead.

The technical environment had been positive for most of the year but more recently has been strained as several large new issues came to market in the High Yield market. These include $2 billion in new issuance from Nortel Networks, $2.5 billion from Windstream Corp. and almost $3 billion from Intelsat (these companies accounted for 0.2%, 0.3% and 0.5% of the Fund's net assets, respectively, as of June 30, 2006). We view this to be temporary pressure on the market and expect that once these deals are digested, market technicals will probably stabilize as cash from coupon and bond redemptions continue to outpace supply.

STRATEGIC REVIEW

The Fund's performance benefited from an underweight in the more interest rate sensitive BB rated securities. The Fund's overweight in higher yielding securities provided a positive contribution to return as well. Strong security selection plus good sector allocation in the Consumer Products, Cable, Packaging, Support-Services and Theater sectors also contributed to performance. Security selection in Autos, Airlines and Health Services detracted from returns.

OUTLOOK AND STRATEGY

We are constructive on the High Yield market near term given our analysis of a solid fundamental backdrop, improving market technicals and relatively high current yields. Even with an expected increase in default rates to 2.8% in the coming year, forecasted spreads seem to indicate only a modest widening. That being said, dispersion is on the rise and we are of the view that credit selectivity will likely be an important driver of returns going forward.

At the sector level, we remain cautious toward consumer-oriented sectors but more positive on corporate spending and the commercial cycle broadly. In addition, we continue to take profits in Wireless and have been decreasing exposures in Packaging given our view of the potential for hurricane-related volatility in that industry.


/s/ Martha Metcalf
-------------------------------------
Martha Metcalf*
Chief Investment Officer


/s/Steven B. Plump
-------------------------------------
Steven B. Plump**
Chief Executive Officer and President

     HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE FUND MAY INCLUDE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT INVEST IN LARGER, MORE-DEVELOPED MARKETS.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

* Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. As of November 2005, she is primarily responsible for the management of the Fund's assets. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over ten years at JP Morgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate bonds.

** Steven B. Plump is a Managing Director of Credit Suisse and CEO/President of the Fund. He joined Warburg Pincus Asset Management ("WPAM") in 1995 and came to Credit Suisse in 1999 when it acquired WPAM.

----------
(1)  Based on NAV and assuming reinvestment of dividends of $0.21 per share.

(2) The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index. In order to ensure that the index the Fund is benchmarked against is best aligned with the Fund's emphasis on diversification and risk management, effective February 28, 2006, this index replaces the Citigroup High Yield Market Index, a broad-based, unmanaged index of high-yield securities that is compiled by Citigroup Global Markets Inc.

TOP TEN HOLDINGS
(% OF NET ASSETS AS OF 6/30/06)

Security Description

 1.   Ford Motor Credit Co.               1.37%
         6.625%, 06/16/08
 2.   General Motors Acceptance Corp.     1.22%
         5.625%, 05/15/09
 3.   RH Donnelley Corp.                  0.89%
         6.875%, 01/15/13
 4.   Charter Communication Holdings II   0.83%
         10.250%, 09/15/10
 5.   Tenet Healthcare Corp.              0.77%
         9.875%, 07/01/14
 6.   Allied Waste North America, Inc.    0.76%
         7.375%, 04/15/14
 7.   Chesapeake Energy Corp.             0.75%
         6.875%, 01/15/16
 8.   El Paso Production Holding Co.      0.73%
         7.750%, 06/01/13
 9.   Qwest Corp.                         0.73%
         7.625%, 06/15/15
10.   Ford Motor Credit Co.               0.69%
         7.000%, 10/01/13

CREDIT QUALITY BREAKDOWN
(% OF TOTAL INVESTMENTS AS OF 6/30/06)

S&P RATINGS
BBB                    0.8%
BB                    10.6
B                     57.5
CCC                   28.7
CC                     0.4
D                      0.5
N/R                    0.4
                     -----
   Subtotal           98.9
Time Deposit           0.4
Equities and Other     0.7
                     -----
   Total             100.0%
                     =====

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2006 (unaudited)

  PAR                                                                             RATINGS+
 (000)                                                                         (S&P/MOODY'S)   MATURITY    RATE%      VALUE
 -----                                                                         -------------   --------   ------   ----------
DOMESTIC SECURITIES (88.7%)
CORPORATE OBLIGATIONS (87.7%)
AEROSPACE/DEFENSE (1.3%)
$  600   DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11
            @ $103.81)                                                            (B, B3)      02/01/18    7.625   $  600,000
   450   DRS Technologies, Inc., Global Senior Subordinated Notes (Callable
            11/01/08 @ $103.44)                                                   (B, B3)      11/01/13    6.875      435,375
   475   K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable
            11/15/09 @ $103.88)                                                  (B-, Caa1)    11/15/14    7.750      470,250
   925   L-3 Communication Corp., Global Senior Subordinated Notes (Callable
            01/15/10 @ $102.94)                                                  (BB+, Ba3)    01/15/15    5.875      867,187
   250   Sequa Corp., Senior Notes                                               (BB-, B1)     08/01/09    9.000      265,000
                                                                                                                   ----------
                                                                                                                    2,637,812
                                                                                                                   ----------
AGRICULTURE (0.5%)
 1,000   Southern States Cooperative, Inc., Rule 144A, Senior Notes
            (Callable 11/01/07 @ $108.00) ~                                       (B, B3)      11/01/10   10.500    1,050,000
                                                                                                                   ----------
APPAREL/TEXTILES (1.1%)
   600   Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @
            $104.88)                                                              (B-, B3)     01/15/15    9.750      603,000
   735   Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @
            $106.13)                                                              (B-, B3)     12/15/12   12.250      815,850
   400   Phillips Van-Heusen Corp., Global Senior Notes (Callable 02/15/08 @
            $103.63)                                                              (BB, B1)     02/15/11    7.250      398,000
   500   Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable
            12/01/08 @ $105.00)                                                   (B-, B3)     12/01/12   10.000      460,000
                                                                                                                   ----------
                                                                                                                    2,276,850
                                                                                                                   ----------
AUTO LOANS (3.9%)
 1,650   Ford Motor Credit Co. Global Notes                                      (B+, Ba2)     10/01/13    7.000    1,421,973
 2,970   Ford Motor Credit Co., Notes                                            (B+, Ba2)     06/16/08    6.625    2,828,082
 2,650   General Motors Acceptance Corp., Global Notes                           (BB, Ba1)     05/15/09    5.625    2,522,198
 1,435   General Motors Acceptance Corp., Global Notes                           (BB, Ba1)     12/01/14    6.750    1,334,933
                                                                                                                   ----------
                                                                                                                    8,107,186
                                                                                                                   ----------
AUTO PARTS & EQUIPMENT (3.1%)
   525   Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10
            @ $104.25)                                                            (B-, B3)     02/01/15    8.500      506,625
   650   Altra Industrial Motion, Inc., Global Secured Notes (Callable
            12/01/08 @ $104.50)                                                  (CCC+, B3)    12/01/11    9.000      656,500
   800   American Tire Distributors Holdings, Inc., Global Senior Notes
            (Callable 04/01/09 @ $105.38)                                       (CCC+, Caa2)   04/01/13   10.750      732,000
   395   ArvinMeritor, Inc., Notes                                               (BB, Ba3)     03/01/12    8.750      387,100
   775   Cambridge Industries, Inc., Senior Subordinated Notes ^                  (NR, NR)     07/15/07   10.250            0
   400   Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes
            (Callable 12/15/09 @ $104.19)                                        (B, Caa1)     12/15/14    8.375      317,500
 1,200   Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10
            @ $104.50) (S)                                                        (B-, B3)     07/01/15    9.000    1,152,000
   700   Insurance Auto Auctions, Inc., Global Company Guaranteed Notes
            (Callable 04/01/09 @ $105.50)                                       (CCC+, Caa1)   04/01/13   11.000      693,000
   450   Keystone Automotive Operations, Inc., Global Senior Subordinated
            Notes (Callable 11/01/08 @ $104.88)                                  (B-, Caa1)    11/01/13    9.750      427,500
    40   Meritor Automotive, Inc., Notes                                         (BB-, Ba3)    02/15/09    6.800       38,800
   400   Stanadyne Corp., Global Senior Subordinated Notes (Callable
            08/15/09 @ $105.00)                                                 (CCC+, Caa1)   08/15/14   10.000      376,000
   350   Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable
            11/15/09 @ $104.31)(S)                                                (B-, B3)     11/15/14    8.625      350,875
   900   Visteon Corp., Global Senior Notes (S)                                   (B-, B3)     08/01/10    8.250      846,000
                                                                                                                   ----------
                                                                                                                    6,483,900
                                                                                                                   ----------
AUTOMOTIVE (0.6%)
   750   General Motors Corp., Global Debentures Notes (S)                       (B-, Caa1)    07/15/33    8.375      607,500
   700   General Motors Corp., Senior Notes (S)                                  (B-, Caa1)    07/15/13    7.125      579,250
                                                                                                                   ----------
                                                                                                                    1,186,750
                                                                                                                   ----------
BEVERAGE (0.1%)
   250   Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable
            06/15/08 @ $104.25) ~                                                (CCC+, B3)    06/15/13    9.000      264,687
                                                                                                                   ----------
BROKERAGE (0.3%)
   175   E*Trade Financial Corp., Global Senior Notes (Callable 06/15/08 @
            $104.00)                                                             (B+, Ba2)     06/15/11    8.000      179,375
   315   E*Trade Financial Corp., US Domestic Senior Notes (Callable
            12/01/10 @ $103.94)                                                  (B+, Ba2)     12/01/15    7.875      324,450
                                                                                                                   ----------
                                                                                                                      503,825
                                                                                                                   ----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                             RATINGS+
 (000)                                                                         (S&P/MOODY'S)   MATURITY    RATE%      VALUE
 -----                                                                         -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
BUILDING & CONSTRUCTION (1.5%)
$  500   K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes          (BB, Ba1)     01/15/16    6.250   $  436,250
   600   KB HOME, Senior Notes                                                   (BB+, Ba1)    06/15/15    6.250      536,482
   625   Standard Pacific Corp., Senior Notes (S)                                (BB, Ba2)     08/15/15    7.000      557,812
   750   Technical Olympic USA, Inc., Global Senior Subordinated Notes (S)        (B-, B2)     01/15/15    7.500      628,125
   125   Technical Olympic USA, Inc., Rule 144A, Private Placement Senior
            Notes ~                                                              (B+, Ba3)     04/01/11    8.250      117,187
   600   WCI Communities, Inc. Company Guaranteed Notes (Callable 05/01/07 @
            $104.56)                                                             (B+, Ba3)     05/01/12    9.125      565,500
   250   William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @
            $103.75)                                                              (B, B2)      02/15/14    7.500      208,750
                                                                                                                   ----------
                                                                                                                    3,050,106
                                                                                                                   ----------
BUILDING MATERIALS (3.7%)
   750   Associated Materials, Inc., Global Senior Discount Notes (Callable
            03/01/09 @ $105.63) @                                               (CCC, Caa3)    03/01/14    0.000      455,625
   300   Building Materials Corp. of America, Global Secured Notes (Callable
            08/01/09 @ $103.88)                                                   (B+, B2)     08/01/14    7.750      288,000
 1,000   Coleman Cable, Inc., Global Company Guaranteed Notes (Callable
            10/10/08 @ $104.94)                                                   (B-, B3)     10/01/12    9.875      930,000
   750   Compression Polymers Holding Corp., Rule 144A, Senior Notes
            (Callable 07/01/09 @ $105.25) ~                                       (B-, B2)     07/01/13   10.500      768,750
   300   Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07
            @ $102.17)                                                          (CCC-, Caa3)   06/15/09   13.000      263,250
   500   Dayton Superior Corp., Global Secured Notes (Callable 06/15/07 @
            $102.81)                                                            (CCC+, Caa1)   09/15/08   10.750      510,000
   875   Goodman Global Holding Co., Inc., Global Senior Subordinated Notes
            (Callable 12/15/08 @ $103.94) (S)                                     (B-, B3)     12/15/12    7.875      840,000
   400   Interface, Inc., Global Senior Subordinated Notes (Callable
            02/01/09 @ $104.75)                                                 (CCC, Caa3)    02/01/14    9.500      415,000
   325   Norcraft Cos/Norcraft Finance Corp., Global Senior Subordinated
            Notes (Callable 11/01/07 @ $104.50)                                   (B-, B3)     11/01/11    9.000      332,312
   250   Norcraft Holdings L.P./Norcraft Capital, Global Senior Discount
            Notes (Callable 09/01/08 @ $104.88) @                                (B-, Caa1)    09/01/12    9.750      203,750
   750   NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09
            @ $105.38)                                                          (CCC+, Caa2)   03/01/14    0.000      546,562
   900   Ply Gem Industries, Inc., Global Senior Subordinated Notes
            (Callable 02/15/08 @ $104.50)                                         (B-, B3)     02/15/12    9.000      823,500
   500   RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes
            (Callable 11/01/08 @ $104.75) ~                                     (CCC+, Caa1)   11/01/12    9.500      522,500
   700   THL Buildco (Nortek), Inc., Global Senior Subordinated Notes
            (Callable 09/01/09 @ $104.25)                                         (B-, NR)     09/01/14    8.500      680,750
   800   Werner Holdings Co., Inc., Series A, Company Guaranteed Notes O           (D, C)      11/15/07   10.000      208,000
                                                                                                                   ----------
                                                                                                                    7,787,999
                                                                                                                   ----------
CHEMICALS (2.6%)
   322   BCP Crystal Holdings Corp., Global Senior Subordinated Notes
            (Callable 06/15/09 @ $104.81)                                         (B, B3)      06/15/14    9.625      350,980
   455   Crystal U.S. Holdings/U.S. Sub 3, Series B, Global Senior Discount
            Notes (Callable 10/01/09 @ $105.25) @                                (B, Caa2)     10/01/14    0.000      358,312
   350   Equistar Chemicals LP/Equistar Funding Corp., Global Senior Notes
            (Callable 05/01/07 @ $105.31)                                        (BB-, B2)     05/01/11   10.625      377,562
   264   Huntsman Co. LLC, Global Company Guaranteed Notes (Callable
            07/15/08 @ $105.75)                                                   (B, B2)      07/15/12   11.500      296,340
   225   Huntsman Co. LLC, Global Company Guaranteed Notes (Callable
            10/15/07 @ $105.81)                                                  (BB-, Ba3)    10/15/10   11.625      249,750
   600   KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09
            @ $104.94) @                                                         (B-, Caa1)    11/15/14    0.000      432,000
   750   Lyondell Chemical Co., Global Company Guaranteed (Callable 06/01/08
            @ $105.25)                                                           (BB-, Ba3)    06/01/13   10.500      828,750
   300   Millennium America, Inc., Global Company Guaranteed Notes                (B+, B1)     06/15/08    9.250      309,000
   750   Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)             (B-, B2)     11/15/11    7.750      751,875
   275   Nalco Finance Holdings, Inc., Global Senior Notes (Callable
            02/01/09 @ $104.50) @                                                (B-, Caa2)    02/01/14    0.000      207,625
   575   Polyone Corp., Global Company Guaranteed Notes (Callable 05/15/07 @
            $105.31)                                                              (B+, B3)     05/15/10   10.625      621,000
   175   Polyone Corp., Senior Notes                                              (B+, B3)     05/01/12    8.875      176,531
   357   Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @
            $105.75)                                                              (B-, B2)     06/01/10   11.500      390,915
                                                                                                                   ----------
                                                                                                                    5,350,640
                                                                                                                   ----------
COMPUTER HARDWARE (0.1%)
   240   Activant Solutions, Inc., Rule 144A, Private Placement Senior
            Subordinated Notes (Callable 05/01/11 @ $104.75) ~                  (CCC+, Caa1)   05/01/16    9.500      233,400
                                                                                                                   ----------
CONSUMER - PRODUCTS (3.1%)
   725   AAC Group Holding Corp., Global Senior Discount Notes (Callable
            10/01/08 @ $105.13) @                                               (CCC+, Caa1)   10/01/12    0.000      569,125
   950   Amscan Holdings, Inc., Global Senior Subordinated Notes
            (Callable 05/01/09 @ $104.38)                                       (B-, Caa1)     05/01/14    8.750      836,000
   750   Del Laboratories, Inc., Global Company Guaranteed Notes                (CCC, Caa2)    02/01/12    8.000      627,187
   800   Jarden Corp., Company Guaranteed Notes (Callable 05/01/07 @
            $104.87)                                                              (B-, B3)     05/01/12    9.750      820,000
   970   Playtex Products, Inc., Global Company Guaranteed Notes (Callable
            06/01/07 @ $103.125)                                                (CCC+, Caa1)   06/01/11    9.375    1,014,862
   819   Prestige Brands, Inc., Global Senior Subordinated Notes (Callable
            04/15/08 @ $104.63) (S)                                               (B-, B3)     04/15/12    9.250      806,715
   500   Revlon Consumer Products Corp., Global Senior Notes (Callable
            04/01/08 @ $104.75)                                                 (CCC, Caa2)    04/01/11    9.500      440,000
   525   Samsonite Corp., Global Senior Subordinated Notes (Callable
            06/01/08 @ $104.44)                                                   (B, B3)      06/01/11    8.875      547,312

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                              RATINGS+
 (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%      VALUE
------                                                                           -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
CONSUMER - PRODUCTS
$  450   True Temper Sports, Inc., Company Guaranteed Notes                      (CCC+, Caa1)    09/15/11    8.375   $  411,750
   500   William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @
            $103.81)                                                               (B, B2)       12/15/12    7.625      417,500
                                                                                                                     ----------
                                                                                                                      6,490,451
                                                                                                                     ----------
DIVERSIFIED CAPITAL GOODS (0.9%)
   250   Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07
            @ $105.13) ~                                                           (B, B3)       10/15/11   10.250      268,750
   300   Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)    (B-, Caa1)     08/01/12    8.875      300,000
     0   JII Holdings LLC, Global Secured Notes (Callable 01/01/07 @
            $100.00) @@                                                          (CCC-, Caa3)    04/01/07   13.000          340
   575   Sensus Metering Systems, Inc., Global Senior Subordinated Notes
            (Callable 12/15/08 @ $104.31)                                         (B-, Caa1)     12/15/13    8.625      563,500
   875   TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @
            $104.94)                                                             (CCC+, Caa1)    06/15/12    9.875      805,000
                                                                                                                     ----------
                                                                                                                      1,937,590
                                                                                                                     ----------
ELECTRIC - GENERATION (1.8%)
    37   AES Corp., Senior Notes                                                    (B, B1)      06/01/09    9.500       38,872
   400   AES Corp., Senior Notes                                                    (B, B1)      03/01/14    7.750      404,000
   800   Calpine Generating Co., Global Secured Notes (Callable 04/01/08 @
            $103.50)                                                                (D, NR)      04/01/10    7.756      834,000
   500   Dynegy Holdings, Inc., Rule 144A, Private Placement Senior Unsecured
            Notes ~                                                                (B-, B2)      05/01/16    8.375      495,000
   500   Edison Mission Energy, Senior Notes                                       (B+, B1)      06/15/09    7.730      507,500
   400   Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @
            $104.38)                                                               (B, Ba3)      05/01/34    8.750      426,000
   375   NRG Energy, Inc., Senior Notes (Callable 02/01/11 @ $103.69)              (B-, B1)      02/01/16    7.375      366,562
   500   Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @
            $104.75)                                                                (B, B2)      07/15/13    9.500      505,000
   250   Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)         (B+, B2)      12/15/14    6.750      231,250
                                                                                                                     ----------
                                                                                                                      3,808,184
                                                                                                                     ----------
ELECTRIC - INTEGRATED (0.7%)
   400   Allegheny Energy Supply Company LLC, Global Notes                        (BB-, Ba3)     03/15/11    7.800      417,000
   250   CMS Energy Corp., Global Senior Notes                                     (B+, B1)      08/01/10    7.750      255,000
   350   CMS Energy Corp., Senior Notes                                            (B+, B1)      01/15/09    7.500      356,125
   500   Mirant Americas Generation LLC, Senior Notes ^O                           (NR, NR)      05/01/06    7.625            0
   300   Mirant Corp., Rule 144A, Private Placement Senior Notes ~O                (NR, NR)      07/15/04    7.400        3,750
   300   Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @
            $104.31)                                                               (B-, B1)      03/15/14    8.625      319,304
                                                                                                                     ----------
                                                                                                                      1,351,179
                                                                                                                     ----------
ELECTRONICS (2.0%)
 1,350   Amkor Technology, Inc., Global Senior Notes                             (CCC+, Caa1)    05/15/13    7.750    1,226,812
   250   Amkor Technology, Inc., Senior Unsecured Notes (Callable 06/01/11 @
            $104.63)                                                             (CCC+, Caa1)    06/01/16    9.250      238,125
   169   Ampex Corp., Secured Notes ^                                              (NR, NR)      08/15/08   12.000      169,049
   700   Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @
            $104.06)                                                                (B, B1)      03/01/16    8.125      686,000
   775   Spansion, Inc., Rule 144A, Private Placement Senior Notes (Callable
            01/15/11 @ $105.62) ~                                                 (B, Caa1)      01/15/16   11.250      784,687
   450   UCAR Finance, Inc. Company Guaranteed (Callable 02/15/07 @ $102.13)       (B-, B2)      02/15/12   10.250      477,000
   600   Viasystems, Inc., Senior Subordinated Notes                             (CCC+, Caa2)    01/15/11   10.500      591,000
                                                                                                                     ----------
                                                                                                                      4,172,673
                                                                                                                     ----------
ENERGY - EXPLORATION & PRODUCTION (2.0%)
   250   Belden & Blake Corp., Global Secured Notes (Callable 07/15/08 @
            $104.38)                                                              (CCC+, B3)     07/15/12    8.750      255,000
 1,627   Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)      (BB, Ba2)      01/15/16    6.875    1,545,650
 1,500   El Paso Production Holding Co., Global Company Guaranteed Notes
            (Callable 06/01/08 @ $103.88)                                          (B+, B1)      06/01/13    7.750    1,518,750
   400   Forest Oil Corp., Global Senior Notes                                    (B+, Ba3)      06/15/08    8.000      410,500
   200   Range Resources, Corp., Global Company Guaranteed Notes (Callable
            03/15/10 @ $103.19)                                                     (B, B2)      03/15/15    6.375      185,500
   300   Whiting Petroleum Corp., Senior Subordinated Notes                        (B-, B2)      05/01/12    7.250      289,500
                                                                                                                     ----------
                                                                                                                      4,204,900
                                                                                                                     ----------
ENVIRONMENTAL (1.6%)
   900   Aleris International, Inc., Global Company Guaranteed Notes
            (Callable 11/15/09 @ $104.50)                                          (B+, B3)      11/15/14    9.000      920,250
 1,650   Allied Waste North America, Inc., Series B, Senior Notes (Callable
            04/15/09 @ $103.69) (S)                                               (B+, Caa1)     04/15/14    7.375    1,575,750
   750   Waste Services, Inc., Global Senior Subordinated Notes (Callable
            04/15/09 @ $104.75)                                                   (CCC, Caa2)    04/15/14    9.500      761,250
                                                                                                                     ----------
                                                                                                                      3,257,250
                                                                                                                     ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                              RATINGS+
 (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%      VALUE
------                                                                           -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
FOOD & DRUG RETAILERS (1.1%)
$  500   Duane Reade, Inc., Global Senior Subordinated Notes (Callable
            08/01/08 @ $104.88) (S)                                               (CCC, Caa3)    08/01/11    9.750   $  405,000
   750   Rite Aid Corp., Global Company Guaranteed Notes (Callable 01/15/10 @
            $103.75)                                                               (B+, B2)      01/15/15    7.500      723,750
 1,125   Stater Brothers Holdings, Inc., Global Senior Notes (Callable
            06/15/08 @ $104.06)                                                    (BB-, B1)     06/15/12    8.125    1,116,562
                                                                                                                     ----------
                                                                                                                      2,245,312
                                                                                                                     ----------
FOOD - WHOLESALE (1.0%)
   100   Agrilink Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @
            $101.98)                                                               (B-, B3)      11/01/08   11.875      102,375
   471   Eagle Family Foods, Inc., Series B, Company Guaranteed Notes
            (Callable 07/17/06 @ $100.00)                                         (CCC, Caa2)    01/15/08    8.750      382,281
   400   National Beef Packing Co. LLC, Global Senior Notes (Callable 08/01/07
            @ $105.25)                                                             (B-, B3)      08/01/11   10.500      406,000
   700   Pinnacle Foods Holding Corp., Global Senior Subordinated Notes
            (Callable 12/01/08 @ $104.13)                                          (B-, B3)      12/01/13    8.250      691,250
   250   Swift & Co., Global Company Guaranteed Notes (Callable 10/01/06 @
            $105.06)                                                               (B-, B3)      10/01/09   10.125      255,625
   300   Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @
            106.25)                                                              (CCC+, Caa1)    01/01/10   12.500      300,000
                                                                                                                     ----------
                                                                                                                      2,137,531
                                                                                                                     ----------
FORESTRY/PAPER (2.5%)
   525   Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09
            @ $103.56)                                                             (B+, B2)      10/15/14    7.125      467,250
   850   Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/07
            @ $107.31)                                                              (B, B2)      03/15/10    9.750      833,000
   475   Georgia-Pacific Corp., Debentures Notes                                    (B, B2)      06/15/15    7.700      456,000
   775   Graphic Packaging International Corp., Senior Subordinated Notes
            (Callable 08/15/08 @ $104.75) (S)                                      (B-, B3)      08/15/13    9.500      771,125
   375   Newark Group, Inc., Global Senior Subordinated Notes (Callable
            03/15/09 @ $104.88)                                                   (B-, Caa1)     03/15/14    9.750      348,750
   450   NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)        (CCC+, B3)     05/01/12   10.000      468,000
   550   NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @
            $106.00) (S)                                                         (CCC+, Caa2)    05/01/13   12.000      572,000
 1,250   Stone Container Corp., Global Senior Notes (Callable 07/01/07 @
            $104.19)                                                              (CCC+, B2)     07/01/12    8.375    1,187,500
                                                                                                                     ----------
                                                                                                                      5,103,625
                                                                                                                     ----------
GAMING (4.8%)
   400   Aztar Corp., Global Senior Subordinated Notes (Callable 06/15/09 @
            $103.94)                                                               (B+, Ba3)     06/15/14    7.875      425,000
   900   CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ~       (CCC+, B3)     08/01/13    8.000      855,000
   175   Circus & Eldorado/Silver Legacy Capital Corp., Global First Mortgage
            Notes (Callable 03/01/07 @ $105.06)                                     (B, B2)      03/01/12   10.125      185,719
   740   Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)          (B, B3)      06/01/13    8.875      798,275
   300   Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable
            06/01/08 @ $104.06)                                                    (B-, NR)      06/01/12    8.125      303,750
   975   Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @
            $106.00)                                                                (B, B3)      11/15/10   12.000    1,040,812
   400   Isle of Capri Casinos, Inc., Global Senior Subordinated Notes
            (Callable 03/01/09 @ $103.50)                                           (B, B2)      03/01/14    7.000      379,500
   500   Jacobs Entertainment, Rule 144A, Private Placement Senior Notes
            (Callable 06/15/10 @ $104.88) ~                                        (B-, B3)      06/15/14    9.750      505,000
   475   Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07
            @ $104.75)                                                             (BB-, B2)     10/15/10    9.500      499,938
   700   Majestic Star Casino LLC, Rule 144A, Private Placement Secured Notes
            (Callable 10/15/08 @ $104.88) ~                                        (B-, B3)      01/15/11    9.750      705,250
   375   MGM Mirage, Inc., Company Guaranteed Notes                                (BB, Ba2)     09/15/10    8.500      391,406
   450   MGM Mirage, Inc., Company Guaranteed Notes                                (B+, Ba3)     02/01/11    8.375      463,500
   500   OED Corp., Global Company Guaranteed Notes (Callable 04/15/08 @
            $104.38)                                                                (B, B2)      04/15/12    8.750      505,625
   200   Pokagon Gaming Authority, Rule 144A, Private Placement Senior Notes
            (Callable 06/15/10 @ $105.19) ~                                         (B, B3)      06/15/14   10.375      207,750
   600   Resorts International Hotel and Casino, Inc., Global Company
            Guaranteed Notes (Callable 03/15/07 @ $106.00)                          (B, B2)      03/15/09   11.500      651,000
   400   River Rock Entertainment Authority, Senior Notes (Callable 11/01/07
            @ $104.88)                                                             (B+, B2)      11/01/11    9.750      423,000
   100   Seneca Gaming Corp., Global Senior Notes (Callable 05/01/08 @
            $103.63)                                                               (BB-, B2)     05/01/12    7.250       97,375
   500   Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10
            @ $104.25) (S)                                                        (B-, Caa1)     06/01/15    8.500      483,125
   199   Waterford Gaming LLC, Rule 144A, Senior Notes ~                           (BB-, B1)     09/15/12    8.625      210,940
   900   WYNN Las Vegas LLC, Global 1st Mortgage Notes (Callable 12/01/09 @
            $103.31)                                                               (B+, B2)      12/01/14    6.625      852,750
                                                                                                                     ----------
                                                                                                                      9,984,715
                                                                                                                     ----------
GAS DISTRIBUTION (1.2%)
   500   El Paso Corp., Senior Notes                                                (B, B2)      05/15/11    7.000      495,625
   250   El Paso Natural Gas, Series A, Global Senior Notes (Callable 08/01/07
            @ $103.81)                                                             (B+, Ba2)     08/01/10    7.625      255,625
   525   Inergy LP/Inergy Finance Corp., Global Guaranteed Notes (Callable
            03/01/11 @ $104.13)                                                     (B, B1)      03/01/16    8.250      532,875
 1,175   Williams Companies, Inc., Notes                                          (BB-, Ba2)     03/15/12    8.125    1,224,938
                                                                                                                     ----------
                                                                                                                      2,509,063
                                                                                                                     ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PAR                                                                              RATINGS+
(000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%      VALUE
-----                                                                           -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
HEALTH SERVICES (4.2%)
$  800   CDRV Investors, Inc., Global Senior Discount Notes
            (Callable 01/01/10 @ $104.81) @                                       (B-, Caa2)    01/01/15    0.000   $  544,000
   250   Concentra Operating Corp., Global Company Guaranteed Notes
            (Callable 08/15/07 @ $104.75)                                          (B-, B3)     08/15/10    9.500      260,000
   500   Fisher Scientific International Inc., Global Senior
            Subordinated Notes (Callable 08/15/09 @ $103.38)                      (BB+, Ba2)    08/15/14    6.750      500,625
   350   HCA, Inc., Notes                                                         (BB+, Ba1)    10/01/12    6.300      330,932
   800   Healthsouth Corp., Rule 144A, Private Placement Senior Notes
            (Callable 06/15/11 @ $105.38) ~                                       (CCC+, B3)    06/15/16   10.750      788,000
   650   Iasis Healthcare LLC/Iasis Capital Corp., Global Senior
            Subordinated Notes (Callable 06/15/09 @ $104.38)                       (B-, B3)     06/15/14    8.750      640,250
   250   Medquest, Inc., Series B, Company Guaranteed Notes
            (Callable 08/15/07 @ $105.94)                                        (CCC, Caa3)    08/15/12   11.875      233,125
   550   Stewart Enterprises, Inc., Global Senior Notes
            (Callable 02/15/09 @ $103.13)                                          (B+, B1)     02/15/13    6.250      503,938
 1,575   Tenet Healthcare Corp., Global Senior Notes                                (B, B3)     07/01/14    9.875    1,582,875
   500   Tenet Healthcare Corp., Rule 144A, Senior Notes ~                          (B, B3)     02/01/15    9.250      492,500
 1,050   Triad Hospitals, Inc., Senior Subordinated Notes                          (B+, B3)     11/15/13    7.000    1,026,375
   800   Universal Hospital Services, Inc., Global Senior Notes
            (Callable 11/01/07 @ $105.06)                                          (B-, B3)     11/01/11   10.125      836,000
   950   Vanguard Health Holding II, Global Senior Subordinated Notes
            (Callable 10/01/09 @ $104.50)                                        (CCC+, Caa1)   10/01/14    9.000      952,375
   100   VWR International, Inc., Global Senior Subordinated Notes
            (Callable 04/15/09 @ $104.00)                                         (B-, Caa1)    04/15/14    8.000       97,625
                                                                                                                    ----------
                                                                                                                     8,788,620
                                                                                                                    ----------
HOTELS (0.9%)
   500   Bluegreen Corp., Series B, Company Guaranteed Notes
            (Callable 07/17/06 @ $100.00)                                          (B-, B3)     04/01/08   10.500      497,500
   425   Felcor Lodging LP, Global Company Guaranteed Notes                        (B, Ba3)     06/01/11    8.500      452,625
   200   Host Marriott LP, Global Senior Notes
            (Callable 11/01/08 @ $103.56)                                         (BB, Ba2)     11/01/13    7.125      200,250
   825   Host Marriott LP., Rule 144A, Private Placement Senior Notes
            (Callable 06/01/11 @ $103.38) ~                                       (BB, Ba2)     06/01/16    6.750      790,969
                                                                                                                    ----------
                                                                                                                     1,941,344
                                                                                                                    ----------
HOUSEHOLD & LEISURE PRODUCTS (1.3%)
   650   ALH Finance LLC, Senior Subordinated Notes
            (Callable 01/15/09 @ $104.25) (S)                                     (CCC+, B3)    01/15/13    8.500      630,500
   400   Ames True Temper, Inc., Global Company Guaranteed Notes
            (Callable 01/15/07 @ $103.00) #                                      (CCC+, Caa1)   01/15/12    7.141      395,000
   600   Ames True Temper, Inc., Senior Subordinated Notes
            (Callable 07/15/08 @ $105.00) (S)                                    (CCC-, Caa2)   07/15/12   10.000      492,000
   100   Remington Arms Co., Inc., Global Company Guaranteed Notes
            (Callable 02/01/07 @ $105.25)                                        (CCC-, Caa1)   02/01/11   10.500       86,500
   600   Sealy Mattress Co., Global Senior Subordinated Notes
            (Callable 06/15/09 @ $104.13)                                          (B-, B2)     06/15/14    8.250      603,000
   525   Simmons Bedding Co., Global Senior Subordinated Notes
            (Callable 01/15/09 @ $103.94) (S)                                     (B-, Caa1)    01/15/14    7.875      493,500
                                                                                                                    ----------
                                                                                                                     2,700,500
                                                                                                                    ----------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES (0.2%)
   500   Cardtronics, Inc., Rule 144A, Senior Subordinated Notes
            (Callable 08/15/09 @ $104.63) ~                                       (B-, Caa1)    08/15/13    9.250      495,000
                                                                                                                    ----------
LEISURE (0.7%)
   350   Bally Total Fitness Holding Corp., Global Senior Notes
            (Callable 07/15/07 @ $105.25)                                        (CCC, Caa1)    07/15/11   10.500      367,063
   550   Six Flags, Inc., Global Senior Notes
            (Callable 04/15/08 @ $104.88)                                        (CCC, Caa1)    04/15/13    9.750      508,063
   700   Six Flags, Inc., Global Senior Notes
            (Callable 06/01/09 @ $104.81)                                        (CCC, Caa1)    06/01/14    9.625      640,500
                                                                                                                    ----------
                                                                                                                     1,515,626
                                                                                                                    ----------
MACHINERY (0.2%)
   450   Case New Holland, Inc., Global Company Guaranteed Notes
            (Callable 08/01/07 @ $104.62)                                         (BB-, Ba3)    08/01/11    9.250      475,875
                                                                                                                    ----------
MEDIA - BROADCAST (2.2%)
   600   Allbritton Communication Co., Global Senior Subordinated Notes
            (Callable 12/15/07 @ $103.88)                                          (B-, B3)     12/15/12    7.750      597,000
   300   Fisher Communications, Inc., Global Senior Notes
            (Callable 09/15/09 @ $104.31)                                          (B-, B2)     09/15/14    8.625      312,000
   575   Nextar Finance, Inc., Global Senior Subordinated Notes
            (Callable 01/15/09 @ $103.50)                                         (CCC+, B3)    01/15/14    7.000      526,125
   800   Paxson Communications Corp., Rule 144A, Private Placement
            Secured Notes (Callable 01/15/08 @ $102.00)~#                         (CCC-, B3)    01/15/13   10.777      806,000
   500   Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes
            (Callable 03/15/07 @ $104.00)                                          (B, B2)      03/15/12    8.000      510,000
   750   Sirius Satellite Radio, Inc., Global Senior Unsecured Notes
            (Callable 09/01/09 @ $104.81) (S)                                    (CCC, Caa1)    08/01/13    9.625      706,875
   400   Xm Satellite Radio, Inc., Rule 144A, Private Placement Senior
            Notes (Callable 05/01/08 @ $102.00) ~#                               (CCC, Caa2)    05/01/13    9.649      369,000
   800   Young Broadcasting, Inc., Global Company Guaranteed Notes
            (Callable 03/01/07 @ $103.33)                                        (CCC-, Caa2)   03/01/11   10.000      716,000
                                                                                                                    ----------
                                                                                                                     4,543,000
                                                                                                                    ----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PAR                                                                               RATINGS+
(000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%      VALUE
-----                                                                           -------------   --------   ------   -----------
CORPORATE OBLIGATIONS
MEDIA - CABLE (5.8%)
$  750   Atlantic Broadband Finance LLC, Rule 144A, Senior Subordinated
            Notes (Callable 01/15/09 @ $104.69) ~                                (CCC+, Caa1)   01/15/14    9.375   $   708,750
   792   CCH I LLC, Global Secured Notes
            (Callable 10/01/10 @ $105.50)                                        (CCC-, Caa3)   10/01/15   11.000       696,960
 1,150   CCO Holdings LLC/Cap Corp., Global Senior Notes
            (Callable 11/15/08 @ $104.38)                                         (CCC-, NR)    11/15/13    8.750     1,127,000
 1,700   Charter Communications Holdings II, Senior Notes
            (Callable 09/15/08 @ $105.13)                                        (CCC-, Caa1)   09/15/10   10.250     1,712,750
 1,325   Charter Communications Holdings LLC, Senior Notes
            (Callable 04/01/07 @ $100.00) (S)                                     (CCC-, Ca)    04/01/09    8.625     1,026,875
 1,200   CSC Holdings, Inc., Rule 144A, Senior Notes ~                             (B+, B2)     04/15/12    6.750     1,164,000
 1,380   CSC Holdings, Inc., Series B, Senior Notes                                (B+, B2)     04/01/11    7.625     1,386,900
 2,976   DIVA Systems Corp., Series B, Senior Discount Notes
            (Callable 07/17/06 @ $100.00) ^O                                       (NR, NR)     03/01/08   12.625        29,762
   750   Echostar DBS Corp., Global Company Guaranteed Notes                      (BB-, Ba3)    10/01/14    6.625       706,875
   525   GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)              (B+, B2)     02/15/14    7.250       509,250
   250   Insight Communications Co., Inc., Senior Discount Notes
            (Callable 02/15/07 @ $104.08) @                                      (CCC+, Caa1)   02/15/11    0.000       265,000
   500   Insight Midwest/Insight Capital, Global Senior Notes
            (Callable 11/01/06 @ $103.50)                                          (B, B2)      11/01/10   10.500       523,750
   500   Insight Midwest/Insight Capital, Senior Notes
            (Callable 10/01/06 @ $101.63)                                          (B, B2)      10/01/09    9.750       511,250
 1,175   Mediacom Broadband LLC, Global Senior Notes
            (Callable 10/15/10 @ $104.25)                                          (B, B2)      10/15/15    8.500     1,133,875
   525   Mediacom LLC/Capital Corp., Senior Notes
            (Callable 02/15/07 @ $101.97)                                          (B, B3)      02/15/11    7.875       501,375
                                                                                                                    -----------
                                                                                                                     12,004,372
                                                                                                                    -----------
MEDIA - SERVICES (0.3%)
   811   WMG Holdings Corp., Global Senior Discount Notes
            (Callable 12/15/09 @ $104.75) @                                        (B-, B3)     12/15/14    0.000       587,975
                                                                                                                    -----------
METALS/MINING EXCLUDING STEEL (0.9%)
   500   Alpha Natural Resources, Company Guaranteed Notes
            (Callable 06/01/08 @ $105.00)                                          (B-, B3)     06/01/12   10.000       537,500
   500   American Rock Salt Co. LLC, Global Secured Notes
            (Callable 03/15/09 @ $104.75)                                          (B-, B3)     03/15/14    9.500       508,750
   675   Southern Copper Corp., Global Senior Notes                              (BBB-, Baa2)   07/27/35    7.500       647,818
   300   Wise Metals Group LLC, Global Secured Notes
            (Callable 05/15/08 @ $105.13)                                        (CCC+, Caa1)   05/15/12   10.250       262,500
                                                                                                                    -----------
                                                                                                                      1,956,568
                                                                                                                    -----------
NON-FOOD & DRUG RETAILERS (4.7%)
   769   Affinity Group Holding, Global Senior Subordinated Notes
            (Callable 02/15/08 @ $105.44) >>                                     (CCC+, Caa1)   02/15/12   10.875       754,108
   250   Affinity Group, Inc., Global Senior Subordinated Notes
            (Callable 02/15/08 @ $104.50)                                         (CCC+, B3)    02/15/12    9.000       250,000
   675   Asbury Automotive Group Co., Global Company Guaranteed Notes
            (Callable 06/15/07 @ $104.50)                                          (B, B3)      06/15/12    9.000       671,625
   750   Brookstone Company, Inc., Rule 144A, Secured Notes
            (Callable 10/15/09 @ $106.00) ~                                        (B, B3)      10/15/12   12.000       663,750
   775   CSK Auto, Inc., Global Company Guaranteed Notes
            (Callable 01/15/09 @ $103.50)                                          (B-, B3)     01/15/14    7.000       775,969
   600   Finlay Fine Jewelry Corp., Global Senior Notes
            (Callable 06/01/08 @ $104.19) (S)                                      (B-, B3)     06/01/12    8.375       525,000
   703   Flooring America, Inc., Series B, Company Guaranteed Notes
            (Callable 12/13/06 @ $100.00) ^O                                       (NR, NR)     10/15/07    9.250             0
   400   General Nutrition Centers, Inc., Global Company Guaranteed
            Notes (Callable 01/15/08 @ $104.31)                                    (B-, B3)     01/15/11    8.625       402,500
   425   General Nutrition Centers, Inc., Global Senior Subordinated
            Notes (Callable 12/01/07 @ $104.25)                                    (B-, B3)     12/01/10    8.500       413,313
   350   Gregg Appliances, Inc., Global Company Guaranteed Notes
            (Callable 02/01/09 @ $104.50)                                          (B, B2)      02/01/13    9.000       324,625
   850   GSC Holdings Corp., Global Company Guaranteed Notes
            (Callable 10/01/09 @ $104.00) (S)                                     (B+, Ba3)     10/01/12    8.000       854,250
   500   Intcomex, Inc., Rule 144A, Secured Notes
            (Callable 01/15/07 @ $106.00) ~                                       (B-, Caa1)    01/15/11   11.750       498,750
   220   National Wine & Spirits, Inc., Company Guaranteed Notes
            (Callable 01/15/07 @ $100.00)                                         (CCC+, B3)    01/15/09   10.125       221,100
   500   Nebraska Book Co., Inc., Global Senior Subordinated Notes
            (Callable 03/15/08 @ $104.31)                                        (CCC, Caa1)    03/15/12    8.625       467,500
 1,000   Neiman Marcus Group, Inc., Rule 144A, Senior Subordinated
            Notes (Callable 10/15/10 @ $105.19) ~ (S)                              (B-, B3)     10/15/15   10.375     1,067,500
   650   PCA LLC/PCA Finance Corp., Global Senior Notes                            (NR, Ca)     08/01/09   11.875       149,500
   800   Rent-Way, Inc., Global Secured Notes                                      (B-, B3)     06/15/10   11.875       827,000
   625   Stripes Acquisition LLC, Rule 144A, Private Placement Senior
            Notes (Callable 12/15/09 @ $105.31) ~                                  (B, B2)      12/15/13   10.625       662,500
   250   United Auto Group, Inc., Global Company Guaranteed Notes
            (Callable 03/15/07 @ $104.81)                                          (B, B3)      03/15/12    9.625       262,500
                                                                                                                    -----------
                                                                                                                      9,791,490
                                                                                                                    -----------
OFFICE EQUIPMENT (0.5%)
   950   Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)                  (BB+, Ba2)    06/15/13    7.625       961,875
                                                                                                                    -----------
OIL REFINING & MARKETING (0.2%)
   200   Giant Industries, Inc., Company Guaranteed Notes
            (Callable 05/15/09 @ $104.00)                                          (B-, B3)     05/15/14    8.000       198,500
   162   Giant Industries, Inc., Global Company Guaranteed Notes
            (Callable 05/15/07 @ $105.50)                                          (B-, B3)     05/15/12   11.000       176,580
                                                                                                                    -----------
                                                                                                                        375,080
                                                                                                                    -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                                RATINGS+
 (000)                                                                             (S&P/MOODY'S)   MATURITY    RATE%      VALUE
 -----                                                                             -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
PACKAGING (3.7%)
$  600   Amtrol, Inc., Senior Subordinated Notes                                     (CCC-, Ca)    12/31/06   10.625   $  540,000
   725   Berry Plastics Corp., Global Company Guaranteed Notes (Callable
            07/15/07 @ $105.38)                                                       (B-, B3)     07/15/12   10.750      788,438
 1,050   Constar International Inc., Senior Subordinated Notes (Callable
            12/01/07 @ $105.50) (S)                                                 (CCC, Caa3)    12/01/12   11.000      792,750
   650   Covalence Specialty Materials Corp., Rule 144A, Private Placement
            Senior Subordinated Notes (Callable 03/01/11 @ $105.13) ~                (CCC+, B3)    03/01/16   10.250      627,250
   485   Crown Americas LLC, Rule 144A, Private Placement Senior Notes (Callable
            11/15/10 @ $103.88) ~                                                     (B, B1)      11/15/15    7.750      480,150
   175   Graham Packaging Co., Inc., Global Company Guaranteed Notes (Callable
            10/15/08 @ $104.25)                                                     (CCC+, Caa1)   10/15/12    8.500      172,375
   825   Graham Packaging Co., Inc., Global Subordinated Notes ( Callable
            10/15/09 @ $104.94) (S)                                                 (CCC+, Caa2)   10/15/14    9.875      820,875
   425   Intertape Polymer U.S., Inc., Global Senior Subordinated Notes
            (Callable 08/01/09 @ $104.25)                                             (B-, B3)     08/01/14    8.500      393,125
   680   Owens-Brockway Glass, Global Company Guaranteed Notes (Callable
            05/15/08 @ $104.13)                                                       (B, B2)      05/15/13    8.250      685,100
   500   Plastipak Holdings, Inc., Rule 144A, Private Placement Senior Notes
            (Callable 12/15/10 @ $104.25) ~                                           (B, B2)      12/15/15    8.500      502,500
   850   Pliant Corp., Company Guaranteed Notes (Callable 06/01/07 @ $102.17) O       (NR, NR)     06/01/10   13.000      399,500
   400   SGS International, Inc., Rule 144A, Private Placement Senior
            Subordinated Notes (Callable 12/15/09 @ $106.00) ~                       (B-, Caa1)    12/15/13   12.000      402,000
 1,200   Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @
            $104.25) (S)                                                             (B-, Caa1)    02/15/14    8.500    1,044,000
                                                                                                                       ----------
                                                                                                                        7,648,063
                                                                                                                       ----------
PHARMACEUTICALS (0.3%)
   650   Athena Neuro Finance LLC, Company Guaranteed Notes                           (B, B3)      02/21/08    7.250      648,375
                                                                                                                       ----------
PRINTING & PUBLISHING (4.5%)
   775   American Media Operations, Inc., Series B, Global Company Guaranteed
            Notes (Callable 05/01/07 @ $100.00)                                     (CCC, Caa1)    05/01/09   10.250      726,563
   975   CBD Media Holdings/CBD Finance, Global Senior Notes (Callable 07/15/08
            @ $104.63)                                                              (CCC+, Caa2)   07/15/12    9.250      975,000
   625   Cenveo Corp., Global Senior Subordinated Notes (Callable 02/01/08 @
            $103.94)                                                                  (B, B3)      12/01/13    7.875      612,500
   500   Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) @       (B, B3)      11/15/13    0.000      423,750
   800   Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)                  (B, B3)      11/15/13    8.000      808,000
   750   Haights Cross Operating Co., Global Company Guaranteed Notes (Callable
            08/15/08 @ $105.88)                                                     (CCC, Caa1)    08/15/11   11.750      771,563
   575   Houghton Mifflin Co., Global Senior Subordinated Notes (Callable
            02/01/08 @ $104.94)                                                      (B-, Caa1)    02/01/13    9.875      599,438
   725   Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @
            $105.75) @                                                              (CCC+, Caa2)   10/15/13    0.000      601,750
 2,000   Premier Graphics, Inc., Company Guaranteed Notes ^O                          (NR, NR)     12/01/05   11.500            0
 2,000   RH Donnelley Corp., Rule 144A, Private Placement Senior Discount Notes
            (Callable 01/15/09 @ $103.44) ~                                          (B, Caa1)     01/15/13    6.875    1,850,000
   250   RH Donnelley Corp., Rule 144A, Private Placement Senior Notes (Callable
            01/15/11 @ $104.44) ~                                                    (B, Caa1)     01/15/16    8.875      253,438
   725   Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable
            06/15/07 @ $102.72) (S)                                                 (CCC, Caa2)    06/15/09   10.875      717,750
 1,025   WDAC Subsidiary Corp., Rule 144A, Senior Notes ~                           (CCC+, Caa1)   12/01/14    8.375    1,012,188
                                                                                                                       ----------
                                                                                                                        9,351,940
                                                                                                                       ----------
REAL ESTATE DEVELOPMENT & MANAGEMENT (0.3%)
   650   Ashton Woods, Global Senior Subordinated Notes (Callable 10/01/10 @
            $104.75)                                                                  (B-, B3)     10/01/15    9.500      578,500
                                                                                                                       ----------
RESTAURANTS (1.8%)
   675   Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @
            $105.63)                                                                 (CCC, B3)     07/15/10   11.250      701,156
   750   Denny's Corp./Denny's Holdings Corp., Global Company Guaranteed Notes
            (Callable 10/01/08 @ $105.00) (S)                                       (CCC+, Caa1)   10/01/12   10.000      750,000
   600   Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @
            $104.19) (S)                                                             (CCC+, B3)    06/15/12    8.375      519,000
   400   O'Charley's, Inc., Global Senior Subordinated Notes (Callable 11/01/08
            @ $104.50)                                                                (B, Ba3)     11/01/13    9.000      407,000
   145   Romacorp, Inc., Senior Notes O                                               (NR, NR)     12/31/08   10.500       43,500
   850   Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @ $101.84)
            (S)                                                                     (CCC+, Caa2)   09/15/09   11.000      870,188
   700   Uno Restaurant Corp., Rule 144A, Senior Notes (Callable 02/15/08 @
            $110.00) ~(S)                                                            (CCC+, B3)    02/15/11   10.000      539,000
                                                                                                                       ----------
                                                                                                                        3,829,844
                                                                                                                       ----------
SOFTWARE/SERVICES (0.9%)
   500   SunGard Data Systems, Inc., Rule 144A, Private Placement Senior
            Unsecured Notes (Callable 08/15/09 @ $104.563) ~                          (B-, B3)     08/15/13    9.125      521,250
 1,300   SunGard Data Systems, Inc., Rule 144A, Senior Subordinated Notes
            (Callable 08/15/10 @ $105.13) ~                                          (B-, Caa1)    08/15/15   10.250    1,350,375
                                                                                                                       ----------
                                                                                                                        1,871,625
                                                                                                                       ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                                RATINGS+
 (000)                                                                             (S&P/MOODY'S)   MATURITY    RATE%      VALUE
 -----                                                                             -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
STEEL PRODUCERS/PRODUCTS (1.3%)
$  250   AK Steel Corp., Company Guaranteed Notes (Callable 02/15/07 @ $100.00)       (B+, B1)     02/15/09    7.875   $  250,000
   575   AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @
            $103.88)                                                                  (B+, B1)     06/15/12    7.750      566,375
   750   Egden Acquisition Corp., Global Secured Notes (Callable 02/01/08 @
            $104.94)                                                                  (B-, B3)     02/01/11    9.875      735,000
   525   International Steel Group, Inc., Global Senior Notes                       (BBB-, Ba1)    04/15/14    6.500      498,750
   625   RathGibson, Inc., Rule 144A, Private Placement Senior Notes (Callable
            02/15/10 @ $105.62) ~                                                     (B-, B2)     02/15/14   11.250      646,875
    83   WCI Steel Acquisition, Inc., Senior Notes                                    (NR, NR)     05/01/16    8.000       81,666
   250   WCI Steel, Inc., Senior Notes, Series B O                                    (NR, NR)     12/01/04   10.000       11,175
                                                                                                                       ----------
                                                                                                                        2,789,841
                                                                                                                       ----------
SUPPORT - SERVICES (3.7%)
   400   Allied Security Escrow Corp., Global Senior Subordinated Notes
            (Callable 07/15/08 @ $105.69)                                           (CCC+, Caa1)   07/15/11   11.375      390,000
   600   Brand Services, Inc., Global Company Guaranteed (Callable 10/15/07 @
            $106.00)                                                                (CCC+, Caa1)   10/15/12   12.000      679,500
   684   Di Finance/Dyncorp International, Series B, Global Senior Subordinated
            Notes (Callable 02/15/09 @ $104.75)                                       (B, B3)      02/15/13    9.500      714,780
   100   Education Management LLC, Rule 144A, Private Placement Senior Notes
            (Callable 06/01/10 @ $104.30) ~                                          (CCC+, B3)    06/01/14    8.750       99,500
   500   Education Management LLC, Rule 144A, Private Placement Senior
            Subordinated Notes (Callable 06/01/11 @ $105.13) ~                      (CCC+, Caa1)   06/01/16   10.250      500,000
   300   Hertz Corp., Rule 144A, Private Placement Senior Notes (Callable
            01/01/10 @ $104.44) ~                                                     (B, B1)      01/01/14    8.875      309,000
   400   Hertz Corp., Rule 144A, Private Placement Senior Subordinated Notes
            (Callable 01/01/11 @ $105.25) ~                                           (B, B3)      01/01/16   10.500      426,000
   800   Hydrochem Industrial Services, Inc., Rule 144A, Senior Subordinated
            Notes (Callable 02/15/09 @ $104.63) ~                                   (CCC+, Caa1)   02/15/13    9.250      776,000
   350   Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/07 @
            $102.88)                                                                 (B, Caa1)     04/01/13    8.625      351,750
   300   Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @
            $103.31)                                                                 (B, Caa1)     01/01/16    6.625      271,500
 1,100   Johnsondiversey Holdings, Inc., Global Discount Notes (Callable
            05/15/07 @ $105.34) @                                                   (CCC+, Caa1)   05/15/13    0.000      940,500
   275   La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable
            09/11/06 @ $100.00)                                                       (CC, Ca)     05/15/08   10.000      266,750
   250   Language Line Holdings, Inc., Global Senior Subordinated Notes
            (Callable 06/15/08 @ $105.56)                                            (CCC+, NR)    06/15/12   11.125      243,750
   300   Muzak LLC/Muzak Finance Corp., Global Senior Notes (Callable 02/15/07 @
            $102.50)                                                                (CCC-, Caa2)   02/15/09   10.000      253,500
   425   United Rentals North America, Inc., Global Company Guaranteed Notes
            (Callable 02/15/08 @ $103.25)                                             (B+, B3)     02/15/12    6.500      403,750
   675   United Rentals North America, Inc., Global Senior Subordinated Notes
            (Callable 02/15/09 @ $103.50)                                            (B, Caa1)     02/15/14    7.000      620,156
   525   Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable
            10/01/10 @ $104.25)                                                       (B+, B3)     10/01/15    8.500      521,063
                                                                                                                       ----------
                                                                                                                        7,767,499
                                                                                                                       ----------
TELECOM - FIXED LINE (1.1%)
 1,300   Level 3 Communications, Inc. (S)                                            (CCC-, Ca)    03/15/10    6.000    1,083,875
   475   Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable
            10/15/07 @ $105.38)                                                      (CCC-, B3)    10/15/11   10.750      490,438
   219   Madison River Capital/Madison River Finance, Senior Notes (Callable
            03/01/07 @ $102.21)                                                       (B-, B3)     03/01/10   13.250      229,425
   500   Time Warner Telecom Holdings, Global Company Guaranteed Notes (Callable
            02/15/09 @ $104.62)                                                      (CCC+, B2)    02/15/14    9.250      515,000
                                                                                                                       ----------
                                                                                                                        2,318,738
                                                                                                                       ----------
TELECOM - INTEGRATED/SERVICES (3.2%)
 1,050   Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable
            01/15/09 @ $104.19)                                                       (B-, B3)     01/15/14    8.375    1,039,500
   525   Embarq Corp., Notes                                                        (BBB-, Baa3)   06/01/16    7.082      523,034
   800   Hawaiian Telecom Communications, Inc., Global Company Guaranteed Notes
            (Callable 05/01/10 @ $106.25) (S)                                       (CCC+, Caa1)   05/01/15   12.500      842,000
   525   Hughes Network Systems LLC/HNS Finance Corp., Rule 144A, Private
            Placement Senior Notes (Callable 04/15/10 @ $104.25) ~                    (B-, B1)     04/15/14    9.500      517,125
   545   PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @
            $104.50)                                                                  (B, B2)      08/15/14    9.000      555,900
 1,025   Qwest Communications International, Inc., Global Company Guaranteed
            Notes (Callable 02/15/08 @ $103.62)                                       (B, B2)      02/15/11    7.250      999,375
   300   Qwest Communications International, Inc., Global Company Guaranteed
            Notes (Callable 02/15/09 @ $103.75)                                       (B, B2)      02/15/14    7.500      294,000
 1,530   Qwest Corp., Global Senior Notes                                            (BB, Ba3)     06/15/15    7.625    1,518,525
   225   Windstream Corp., Rule 144A, Private Placement Senior Notes ~               (BB-, Ba3)    08/01/13    8.125      230,625
   225   Windstream Corp., Rule 144A, Private Placement Senior Notes (Callable
            08/01/11 @ $104.31) ~                                                    (BB-, Ba3)    08/01/16    8.625      231,188
                                                                                                                       ----------
                                                                                                                        6,751,272
                                                                                                                       ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                             RATINGS+
 (000)                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
 -----                                                                          -------------   --------   ------       -----
CORPORATE OBLIGATIONS
TELECOM - WIRELESS (2.4%)
$   525   American Tower Corp., Global Senior Notes (Callable 10/15/08 @
             $103.56)                                                             (BB-, B1)     10/15/12    7.125   $    530,250
    450   Centennial Cellular Operating Co./Centennial Communications Corp.,
             Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)        (CCC, B3)     06/15/13   10.125        475,875
    625   Centennial Communications Corp. Global Senior Notes (Callable
             01/01/09 @ $107.50)                                                 (CCC, Caa2)    01/01/13   10.000        621,875
    455   Dobson Cellular Systems, Global Secured Notes (Callable 11/1/08 @
             $104.94)                                                             (CCC, B2)     11/01/12    9.875        482,300
    600   Dobson Communications Corp., Global Senior Notes (Callable 10/01/08
             @ $104.44)                                                          (CCC, Caa2)    10/01/13    8.875        592,500
    350   Horizon PCS, Inc., Global Company Guaranteed Notes (Callable
             07/15/08 @ $105.69)                                                   (B-, NR)     07/15/12   11.375        395,063
    250   IPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)            (B-, B3)     05/01/12   11.500        280,000
    100   Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @
             $104.94)                                                             (CCC, Caa1)   02/01/10    9.875        103,375
    375   Rural Cellular Corp., Global Senior Subordinated Notes (Callable
             05/01/07 @ $103.25)                                                 (CCC, Caa2)    01/15/10    9.750        375,469
    525   Rural Cellular Corp., Rule 144A, Private Placement Senior
             Subordinated Notes (Callable 11/01/07 @ $102.00) ~#                 (CCC, Caa2)    11/01/12   10.041        541,406
    700   Triton PCS, Inc., Company Guaranteed Notes                             (CCC-, Caa2)   06/01/13    8.500        645,750
                                                                                                                    ------------
                                                                                                                       5,043,863
                                                                                                                    ------------
THEATERS & ENTERTAINMENT (0.7%)
    400   AMC Entertainment, Inc., Global Senior Subordinated Notes
             (Callable 03/01/09 @ $104.00)                                        (CCC+, B3)    03/01/14    8.000        368,500
    650   AMC Entertainment, Inc., Senior Subordinated Notes (Callable
             02/01/07 @ $104.94)                                                  (CCC+, B3)    02/01/12    9.875        650,000
    200   Cinemark USA, Inc., Global Senior Subordinated Notes (Callable
             02/01/08 @ $104.50)                                                   (B-, B3)     02/01/13    9.000        211,000
    400   Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @
             $104.88) @                                                           (B-, Caa1)    03/15/14    0.000        312,000
                                                                                                                    ------------
                                                                                                                       1,541,500
                                                                                                                    ------------
TRANSPORTATION EXCLUDING AIR/RAIL (0.2%)
    195   H-Line Finance Holding Corp., Global Senior Discount Notes
             (Callable 04/01/08 @ $105.50) @                                      (CCC+, Caa2)   04/01/13    0.000       168,188
    237   Horizon Lines LLC, Global Company Guaranteed Notes (Callable
             11/01/08 @ $104.50)                                                  (CCC+, B3)    11/01/12    9.000        241,740
                                                                                                                    ------------
                                                                                                                         409,928
                                                                                                                    ------------
TOTAL CORPORAT OBLIGATIONS (Cost $190,058,604)                                                                       182,823,941
                                                                                                                    ------------
ASSET BACKED SECURITIES (0.3%)
    550   Park Place Securities, Inc., Rule 144A ~# (Cost $498,817)               (BB+, Ba1)    10/25/34    7.568        514,684
                                                                                                                    ------------
 NUMBER
   OF
 SHARES
 ------
COMMON STOCKS (0.7%)
AUTO PARTS & EQUIPMENT (0.0%)
 18,064   Safelite Glass Corp., Class B ^*                                                                                15,354
  1,219   Safelite Realty Corp. ^*                                                                                         9,752
                                                                                                                    ------------
                                                                                                                          25,106
                                                                                                                    ------------
CHEMICALS (0.0%)
  4,893   Huntsman Corp. *                                                                                                84,747
                                                                                                                    ------------
CONSUMER - PRODUCTS (0.0%)
 20,689   Continental AFA Dispensing Co. ^*                                                                                    0
                                                                                                                    ------------
ELECTRIC - INTEGRATED (0.3%)
 18,795   Mirant Corp. *                                                                                                 503,706
                                                                                                                    ------------
FOOD - WHOLESALE (0.3%)
    590   Crunch Equity Holdings LLC *                                                                                   560,885
                                                                                                                    ------------
HEALTH SERVICES (0.0%)
    232   Magellan Health Services, Inc. *                                                                                10,512
                                                                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                                    VALUE
---------                                                                 ------------
COMMON STOCKS
PRINTING & PUBLISHING (0.1%)
    206   Cenveo, Inc. *                                                  $      3,698
 10,652   Cenveo, Inc., Rule 144A ~*                                           191,203
                                                                          ------------
                                                                               194,901
                                                                          ------------
STEEL PRODUCERS/PRODUCTS (0.0%)
  2,520   WCI Steel Acquisition, Inc. *                                         69,300
                                                                          ------------
TELECOM - INTEGRATED/SERVICES (0.0%)
 69,987   Digitalglobe, Inc. ^*                                                 69,987
                                                                          ------------
          TOTAL COMMON STOCKS (Cost $1,775,491)                              1,519,144
                                                                          ------------
PREFERRED STOCKS (0.0%)
MEDIA - CABLE (0.0%)
  7,500   Adelphia Communications Corp., 13% cumulative exchangeable
             Series B (Callable 07/15/06 @ $102.17)* (Cost $750,000)             1,500
                                                                          ------------
WARRANTS (0.0%)
AEROSPACE/DEFENSE (0.0%)
  6,290   Loral Space & Communications, strike price $23.70, expires
             12/27/06 ^*                                                             0
                                                                          ------------
AUTO PARTS & EQUIPMENT (0.0%)
 44,271   Safelite Glass Corp., strike price $0.01, Class A, expires
             09/29/06 ^*                                                             0
 29,514   Safelite Glass Corp., strike price $0.01, Class B, expires
             09/29/07 ^*                                                             0
                                                                          ------------
BUILDING MATERIALS (0.0%)
  1,250   Dayton Superior Corp., strike price $0.01, Rule 144A, expires
             06/15/09 ~^*                                                          13
                                                                          ------------
CHEMICALS (0.0%)
    117   AGY Holding Corp., strike price $0.01, expires 01/01/10 ^*                 1
                                                                          ------------
GAMING (0.0%)
  3,000   Mikohn Gaming Corp., strike price $7.70, expires 08/15/08 *               30
                                                                          ------------
PACKAGING (0.0%)
    747   Pliant Corp., strike price $0.01, expires 06/01/10 ^*                      0
                                                                          ------------
TELECOM - FIXED LINE (0.0%)
      4   NTL, Inc., strike price $262.93, Series A, expires 01/13/11*               3
                                                                          ------------
TOTAL WARRANTS (Cost $61,387)                                                       47
                                                                          ------------
TOTAL DOMESTIC SECURITIES (Cost $193,144,299)                              184,859,316
                                                                          ------------

  PAR                                                                        RATINGS+
 (000)                                                                    (S&P/MOODY'S)   MATURITY   RATE%       VALUE
 -----                                                                    -------------   --------   -----       -----
FOREIGN SECURITIES (10.2%)
CORPORATE OBLIGATIONS (10.2%)
APPAREL/TEXTILES (0.2%)
$   275   IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg) ~    (CCC+, Caa1)   11/15/12   9.875      318,224
                                                                                                                -------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                             RATINGS+
 (000)                                                                          (S&P/MOODY'S)   MATURITY    RATE%      VALUE
 -----                                                                          -------------   --------   ------   ----------
CORPORATE OBLIGATIONS
BUILDING MATERIALS (0.4%)
$  750   MAAX Corp., Global Senior Subordinated Notes (Callable 06/15/08 @
            $104.88) (Canada)                                                     (CCC-, B3)    06/15/12    9.750   $  615,937
   500   MAAX Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08
            @ $105.62) (Canada) @                                                (CCC-, Caa3)   12/15/12    0.000      197,500
                                                                                                                    ----------
                                                                                                                       813,437
                                                                                                                    ----------
CHEMICALS (1.1%)
   500   Basell AF SCA, Rule 144A, Private Placement Company Guaranteed Notes
            (Callable 08/15/10 @ $104.19) (Luxembourg) ~                           (B-, B2)     08/15/15    8.375      483,125
 1,125   Ineos Group Holding Plc., Rule 144A, Private Placement Notes
            (Callable 02/15/11 @ $104.25) (United Kingdom) ~                       (B-, NR)     02/15/16    8.500    1,058,906
   373   Rhodia SA, Global Senior Notes (France)                                  (CCC+, B3)    06/01/10   10.250      400,043
   300   Rhodia SA., Global Senior Subordinated Notes (Callable 06/01/07 @
            $104.44) (France)                                                     (B-, Caa1)    06/01/11    8.875      300,375
                                                                                                                    ----------
                                                                                                                     2,242,449
                                                                                                                    ----------
DIVERSIFIED CAPITAL GOODS (0.3%)
   425   Sensata Technologies BV., Rule 144A, Private Placement Notes
            (Callable 05/01/11 @ $104.50) (Netherlands) ~                         (B-, Caa1)    05/01/16    9.000      536,905
                                                                                                                    ----------
ELECTRONICS (0.8%)
   400   Avago Technologies Finance Pte., US/Wireless, Rule 144A, Private
            Placement Senior Subordinated Notes (Callable 12/01/10 @ $105.94)
            (Singapore) ~                                                        (CCC+, Caa2)   12/01/15   11.875      437,000
   600   Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @
            $103.94) (Canada)                                                      (B, B2)      07/01/11    7.875      592,500
   650   Magnachip Semiconductor, Senior Subordinated Notes (Callable
            12/15/09 @ $104.00) (South Korea)                                      (B-, B2)     12/15/14    8.000      542,750
                                                                                                                    ----------
                                                                                                                     1,572,250
                                                                                                                    ----------
FOOD & DRUG RETAILERS (0.5%)
 1,125   Jean Coutu Group (PJC), Inc., Global Senior Subordinated Notes
            (Callable 08/01/09 @ $104.25) (Canada)                                (B-, Caa2)    08/01/14    8.500    1,040,625
                                                                                                                    ----------
FORESTRY/PAPER (1.4%)
   700   Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)                  (B+, B1)     04/01/15    8.375      642,250
   350   Abitibi-Consolidated, Inc., Global Notes (Canada)                         (B+, B1)     06/15/11    7.750      322,875
   550   Bowater Canada Finance, Global Company Guaranteed (Canada)                (B+, B1)     11/15/11    7.950      525,250
   500   JSG Funding Plc, Global Senior Notes (Callable 10/01/07 @ $104.81)
            (Ireland)                                                              (B-, B3)     10/01/12    9.625      517,500
   750   JSG Funding Plc, Senior Subordinated Notes (Callable 01/31/10 @
            $103.88) (Ireland)                                                    (B-, Caa1)    04/01/15    7.750      682,500
   250   Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)        (CCC-, Ca)    03/15/12    7.750      128,750
   200   Tembec Industries, Inc., Yankee Company Guaranteed (Callable
            06/30/07 @ $100.00) (Canada)                                          (CCC-, Ca)    06/30/09    8.625      110,500
                                                                                                                    ----------
                                                                                                                     2,929,625
                                                                                                                    ----------
LEISURE (0.4%)
   150   Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75)
            (Canada)                                                               (B+, B1)     10/15/13    7.500      150,000
   750   NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31)
            (Bermuda)                                                              (B+, B2)     07/15/14   10.625      740,625
                                                                                                                    ----------
                                                                                                                       890,625
                                                                                                                    ----------
MEDIA - BROADCAST (0.0%)
 4,600   Australis Holdings Pty. Ltd., Yankee Senior Discount Notes
            (Australia) ^O                                                         (NR, NR)     11/01/02   15.000            0
                                                                                                                    ----------
MEDIA - CABLE (0.9%)
   500   Kabel Deutschland GmbH, Rule 144A, Company Guaranteed Notes
            (Callable 07/01/09 @ $105.31) (Germany) ~                              (B-, B2)     07/01/14   10.625      530,000
   400   Ono Finance Plc, Rule 144A, Company Guaranteed Notes (Callable
            05/15/09 @ $105.25) (United Kingdom) ~                                (CCC+, B3)    05/15/14   10.500      543,426
   393   Telenet Group Holding NV, Rule 144A, Discount Notes (Callable
            12/15/08 @ $105.75) (Belgium) ~@                                     (CCC+, Caa1)   06/15/14    0.000      335,033
   400   Unity Media GMBH, Rule 144A, Private Placement Senior Notes
            (Callable 02/15/10 @ $105.06) (Germany) ~                            (CCC+, Caa2)   02/15/15   10.125      493,559
                                                                                                                    ----------
                                                                                                                     1,902,018
                                                                                                                    ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PAR                                                                               RATINGS+
 (000)                                                                            (S&P/MOODY'S)    MATURITY    RATE%      VALUE
 -----                                                                            -------------    --------   ------   -----------
CORPORATE OBLIGATIONS
MEDIA - DIVERSIFIED (0.1%)
$  150   Quebecor Media, Inc., Rule 144A, Private Placement Senior Notes
            (Callable 03/15/11 @ $103.88) (Canada) ~                                 (B, B2)       03/15/16    7.750   $   147,750
                                                                                                                       -----------
METALS/MINING EXCLUDING STEEL (0.0%)
   924   International Utility Structures, Inc., Subordinated Notes
            (Canada) ^O                                                             (NR, NR)       02/01/08   13.000             0
   800   International Utility Structures, Inc., Yankee Senior Subordinated
            Notes (Canada) ^O                                                       (NR, NR)       02/01/08   10.750             0
                                                                                                                       -----------
                                                                                                                                 0
                                                                                                                       -----------
OIL FIELD EQUIPMENT & SERVICES (0.1%)
   150   Titan Petrochemicals Group Ltd., Rule 144A, Company Guaranteed Notes
            (Bermuda) ~                                                             (B+, B1)       03/18/12    8.500       128,625
                                                                                                                       -----------
PACKAGING (0.2%)
   400   Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes
            (Callable 02/15/10 @ $103.94) (Germany) ~                              (B-, Caa1)      03/01/15    7.875       506,345
                                                                                                                       -----------
PHARMACEUTICALS (0.3%)
   400   Biovail Corp. Yankee Senior Subordinated Notes (Callable 04/01/07 @
            $101.969) (Canada)                                                      (BB-, B2)      04/01/10    7.875       407,000
   275   Elan Finance Plc./Elan Finance Corp., Global Company Guaranteed
            Notes (Callable 11/15/08 @ $103.88) (Ireland)                            (B, B3)       11/15/11    7.750       264,000
                                                                                                                       -----------
                                                                                                                           671,000
                                                                                                                       -----------
SUPPORT - SERVICES (0.3%)
   675   Ashtead Holdings Plc., Rule 144A, Private Placement Secured Notes
            (Callable 08/01/10 @ $104.31) (United Kingdom) ~                         (B, B2)       08/01/15    8.625       685,125
                                                                                                                       -----------
TELECOM - INTEGRATED/SERVICES (1.8%)
   750   Global Crossing UK Finance Plc., Global Company Guaranteed Notes
            (Callable 12/15/09 @ $105.38) (United Kingdom)                         (B-, Caa1)      12/15/14   10.750       798,750
   400   Hellas Telecom, Rule 144A, Secured Notes (Callable 10/15/06 @
            $102.00) (Luxembourg) ~#                                                 (B, B1)       10/15/12    6.014       526,164
   625   Intelsat Bermuda Ltd., Rule 144A, Private Placement Senior Notes
            (Callable 06/15/11 @ $105.62) (Bermuda) ~                               (B, Caa1)      06/15/16   11.250       643,750
   975   Intelsat Ltd., Global Notes (Bermuda)                                      (B, Caa2)      04/15/12    7.625       809,250
   250   Intelsat Subsidiary Holding Co., LTD., Global Senior Notes
            (Callable 01/15/09 @ $104.13) (Bermuda)                                 (B+, B2)       01/15/13    8.250       249,375
   575   Nordic Tel Co., Holdings, Rule 144A, Private Placement Notes
            (Callable 05/01/07 @ $102.00) (Denmark) ~#                               (B, B2)       05/01/16    8.352       766,471
                                                                                                                       -----------
                                                                                                                         3,793,760
                                                                                                                       -----------
TELECOM - WIRELESS (0.3%)
   500   Millicom International Cellular S.A., Global Senior Notes (Callable
            12/01/08 @ $105.00) (Luxembourg)                                        (B-, B3)       12/01/13   10.000       560,000
                                                                                                                       -----------
TELECOMMUNICATIONS - EQUIPMENT (0.1%)
   275   Nortel Networks Ltd., Private Placement Company Guaranteed Notes
            (Canada) #                                                              (B-, B3)       07/15/11    9.731       281,188
                                                                                                                       -----------
TRANSPORTATION EXCLUDING AIR/RAIL (1.0%)
   700   Sea Containers Ltd., Series B, Yankee Senior Notes (Callable
            08/18/06 @ $100.00) (Bermuda) (S)                                      (CC, Caa3)      02/15/08    7.875       633,500
 1,350   Ship Finance International Ltd., Global Senior Notes (Callable
            12/15/08 @ $104.25) (Bermuda)                                            (B, B1)       12/15/13    8.500     1,289,250
   250   Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)      (BB-, Ba3)      12/01/16    7.000       231,250
                                                                                                                       -----------
                                                                                                                         2,154,000
                                                                                                                       -----------
TOTAL FOREIGN CORPORATE OBLIGATIONS (Cost $25,210,059)                                                                  21,173,951
                                                                                                                       -----------

NUMBER
  OF
SHARES
------
COMMON STOCKS (0.0%)
TELECOM - INTEGRATED/SERVICES (0.0%)
 7,498   Colt Telecom Group Plc. (United Kingdom) (Cost $5,422)                                                              8,113
                                                                                                                       -----------
TOTAL FOREIGN SECURITIES (Cost $25,215,481)                                                                             21,182,064
                                                                                                                       -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PAR
   (000)                                                                  MATURITY   RATE%       VALUE
   -----                                                                  --------   -----   ------------
SHORT-TERM INVESTMENTS (10.9%)
$       776   Wells Fargo-Grand Cayman overnight deposit (USD)            07/03/06   4.250   $    776,000

   NUMBER
 OF SHARES
-----------
 21,926,930   Securities Lending Investment Fund, a series of the Brown
                 Brothers Investment Trust PIE                                                 21,926,930
                                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $22,702,930)                                                22,702,930
                                                                                             ------------
TOTAL INVESTMENTS (109.8%) (Cost $241,062,710)                                                228,744,310
                                                                                             ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.8%)                                                 (20,353,643)
                                                                                             ------------
NET ASSETS (100%)
           Applicable to 49,895,588 issued and outstanding
           $0.001 par value shares (authorized 100,000,000 shares)                           $208,390,667
                                                                                             ============

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

~ Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $36,161,548 or 17.4% of net assests.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

# Variable rate obligation -- the interest rate shown is the rate as of June 30, 2006.

+    Step Bond -- The interest rate stated is the rate as of June 30, 2006.

O    Security in default.

*    Non-income producing security.

>>   Payment-in-kind

++   Less then 1,000 par.

(S)  Security or a portion thereof is out on loan.

PIE Represents security purchased with cash collateral received for securities on loan.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (unaudited)

ASSETS
   Investments at value, including collateral
      for securities on loan of $21,926,930
      (Cost $241,062,710) (Note 2)                                 $ 228,744,310(1)
   Cash                                                                  335,759
   Interest receivable                                                 4,497,037
   Other assets                                                           16,808
                                                                   -------------
      Total Assets                                                   233,593,914
                                                                   -------------
LIABILITIES
   Investment advisory fees (Note 3)                                     244,201
   Administrative fees (Note 3)                                           21,232
   Payable upon return of securities loaned (Note 2)                  21,926,930
   Dividend payable                                                    1,496,868
   Payable for investments purchased                                   1,344,481
   Unrealized depreciation on foreign currency transactions               61,197
   Printing fees (Note 3)                                                 26,908
   Directors' fees (Note 3)                                               17,141
   Other accrued expenses                                                 64,289
                                                                   -------------
      Total Liabilities                                               25,203,247
                                                                   -------------
NET ASSETS                                                         $ 208,390,667
                                                                   =============
NET ASSETS CONSIST OF
   Capital stock at $0.001 par value                               $      49,896
   Paid-in capital                                                   390,325,868
   Distributions in excess of net investment income                   (4,267,192)
   Accumulated net realized loss on investments and foreign
      currency transactions                                         (165,296,076)
   Unrealized depreciation on investments and foreign currency
      translations                                                   (12,421,829)
      Net Assets applicable to 49,895,588 issued and outstanding   -------------
         shares (authorized 100,000,000 shares)                    $ 208,390,667
                                                                   =============
NET ASSET VALUE PER SHARE                                          $        4.18
                                                                   =============
MARKET PRICE PER SHARE                                             $        3.96
                                                                   =============

(1)  Including $21,473,465 of securities on loan

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME
   Interest (Net of foreign taxes withheld of $141) (Note 2)         $ 9,308,300
   Securities lending                                                     19,008
                                                                     -----------
      Total investment income                                          9,327,308
                                                                     -----------
EXPENSES
   Investment advisory fees (Note 3)                                     485,272
   Custodian fees                                                         59,507
   Administrative fees (Note 3)                                           48,527
   Directors' fees and expenses                                           39,546
   Printing fees (Note 3)                                                 37,192
   Legal fees                                                             31,737
   Shareholder servicing fees                                             31,241
   Audit and tax fees                                                     22,935
   Miscellaneous                                                          16,455
                                                                     -----------
      Total expenses                                                     772,412
                                                                     -----------
         Net investment income                                         8,554,896
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
   Net realized loss from investments                                   (789,660)
   Net realized loss on foreign currency transactions (Note 2)           (48,750)
   Net change in unrealized appreciation (depreciation) from
      investments                                                       (383,999)
                                                                     -----------
   Net realized and unrealized loss from investments and foreign
      currency related items                                          (1,222,409)
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 7,332,487
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE
                                                                        SIX MONTHS ENDED      FOR THE YEAR
                                                                         JUNE 30, 2006           ENDED
                                                                          (UNAUDITED)      DECEMBER 31, 2005
                                                                        ----------------   -----------------
FROM OPERATIONS
   Net investment income                                                  $  8,554,896       $ 17,793,325
   Net realized loss on investments and foreign currency transactions         (838,410)        (3,520,742)
   Net change in unrealized appreciation (depreciation)
      of investments and foreign currency translations                        (383,999)       (10,401,483)
                                                                          ------------       ------------
   Net increase in net assets resulting from operations                      7,332,487          3,871,100
                                                                          ------------       ------------
FROM DISTRIBUTIONS
   Net investment income                                                   (10,478,073)       (19,491,595)
   Return of capital                                                                --           (217,186)
                                                                          ------------       ------------
   Total distributions                                                     (10,478,073)       (19,708,781)
                                                                          ------------       ------------
   Total decrease in net assets                                             (3,145,586)       (15,837,681)
                                                                          ------------       ------------
NET ASSETS
   Beginning of period                                                     211,536,253        227,373,934
                                                                          ------------       ------------
   End of period                                                          $208,390,667       $211,536,253
                                                                          ============       ============
   Distributions in excess of net investment income                       $ (4,267,192)      $ (2,344,015)
                                                                          ============       ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

                                           FOR THE
                                          SIX MONTHS         YEAR ENDED
                                            ENDED           DECEMBER 31,
                                           6/30/06     ---------------------
                                         (UNAUDITED)   12/31/05     12/31/04
                                         -----------   --------     --------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period    $   4.24    $   4.56     $   4.41
                                           --------    --------     --------
   Offering Costs                                --          --           --
                                           --------    --------     --------
INVESTMENT ACTIVITIES
   Net investment income                       0.17        0.36         0.35
   Net realized and unrealized gain
      (loss) on investments and futures
      contracts                               (0.02)      (0.28)        0.22
                                           --------    --------     --------
      Total from investment activities         0.15        0.08         0.57
                                           --------    --------     --------
DISTRIBUTIONS
   Net investment income                      (0.21)      (0.40)       (0.40)
   Return of capital                             --       (0.00)(2)    (0.02)
                                           --------    --------     --------
      Total distributions                     (0.21)      (0.40)       (0.42)
                                           --------    --------     --------
   Decrease in net asset value due to
      shares issued through rights
      offering                                   --          --           --
                                           --------    --------     --------
NET ASSET VALUE, END OF PERIOD             $   4.18    $   4.24     $   4.56
                                           ========    ========     ========
PER SHARE MARKET VALUE, END OF PERIOD      $   3.96    $   3.67     $   4.45
                                           ========    ========     ========
TOTAL INVESTMENT RETURN
   Net asset value(1)                          3.87%       1.74%       13.55%
   Market value                               12.88%      (9.76)%       8.60
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period
      (000s omitted)                       $208,391    $211,536     $227,374
      Ratio of expenses to average net
         assets including expense
         offsets                               0.73%**     0.82%        0.78%
      Ratio of expenses to average net
         assets                                0.73%**     0.82%        0.78%
      Ratio of net investment income to
         average net assets                    8.13%**     8.20%        8.08%
   Portfolio turnover rate                     30.6%       61.5%        57.8%

+    Calculated using the average share method.

*    Adjusted for Rights Offering.

**   Annualized.

(1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each year, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

(2)  This amount represents less then $(0.01) per share.

(3) As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and an increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of net investment income to average net assets from 11.73% to 11.66%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculation.

     Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------------------------
                                         12/31/03   12/31/02   12/31/01(3)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                         --------   --------   -----------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period  $   3.91   $   4.74   $   5.70      $   7.34   $   7.77   $   8.44   $   8.12   $   8.63
                                         --------   --------   --------      --------   --------   --------   --------   --------
   Offering Costs                              --         --         --            --         --         --         --      (0.02)
                                         --------   --------   --------      --------   --------   --------   --------   --------
INVESTMENT ACTIVITIES
   Net investment income                     0.37       0.42       0.61+         0.67       0.75       0.71       0.69       0.75
   Net realized and unrealized gain
      (loss) on investments and futures
      contracts                              0.58      (0.55)     (0.85)        (1.55)     (0.46)     (0.66)      0.39       0.18
                                         --------   --------   --------      --------   --------   --------   --------   --------
      Total from investment activities       0.95      (0.13)     (0.24)        (0.88)      0.29       0.05       1.08       0.93
                                         --------   --------   --------      --------   --------   --------   --------   --------
DISTRIBUTIONS
   Net investment income                    (0.43)     (0.62)     (0.72)        (0.76)     (0.72)     (0.72)     (0.76)     (0.90)
   Return of capital                        (0.02)     (0.08)        --            --         --         --         --         --
                                         --------   --------   --------      --------   --------   --------   --------   --------
      Total distributions                   (0.45)     (0.70)     (0.72)        (0.76)     (0.72)     (0.72)     (0.76)     (0.90)
                                         --------   --------   --------      --------   --------   --------   --------   --------
   Decrease in net asset value due to
      shares issued through rights
      offering                                 --         --         --            --         --         --         --      (0.52)
                                         --------   --------   --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD           $   4.41   $   3.91   $   4.74      $   5.70   $   7.34   $   7.77   $   8.44   $   8.12
                                         ========   ========   ========      ========   ========   ========   ========   ========
PER SHARE MARKET VALUE, END OF PERIOD    $   4.50   $   3.88   $   4.98      $   5.56   $   6.06   $   7.56   $   8.75   $   7.63
                                         ========   ========   ========      ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN
   Net asset value(1)                       24.59%     (5.26)%    (6.04)%      (12.37)%     4.50%      0.47%     14.03%     10.59%*
   Market value                             28.11%    (10.52)%     1.15%         3.55%    (11.32)%    (5.68)%    25.90%     10.05%*
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period
      (000s omitted)                     $219,864   $195,089   $236,652      $197,817   $254,857   $269,507   $291,959   $280,634
      Ratio of expenses to average net
         assets including expense
         offsets                             0.78%      0.79%      1.07%         0.78%      0.78%      0.81%      0.84%      0.94%
      Ratio of expenses to average net
         assets                              0.78%      0.79%      1.07%         0.78%      0.78%      0.81%      0.84%      0.95%
      Ratio of net investment income to
         average net assets                  8.83%      9.93%     11.66%        10.10%      9.90%      8.59%      8.47%      9.23%
   Portfolio turnover rate                   77.8%      61.1%      50.1%(4)      39.1%      43.5%      84.7%      97.7%      81.0%

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (unaudited)

NOTE 1. ORGANIZATION

     Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income through investment primarily in debt securities.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

     The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities that have been determined to be liquid under procedures established by the Board of Directors). These securities are valued pursuant to the valuation procedures noted above.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is accrued as earned. The Fund amortizes premium and accretes discount using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Discount or premium on mortgage backed securities is recorded upon receipt of principal payments on the underlying mortgage pools.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect wholly-owned subsidiary of Credit Suisse Group, sweeps available cash into either a short-term variable rate time deposit issued by Brown Brothers Harriman & Co. ("BBH&Co."), the Fund's custodian, Grand Cayman branch, or with other highly rated banks. The short-term time deposit is a variable rate account classified as a short-term investment.

     G) DELAYED DELIVERY COMMITMENTS -- The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

     H) FUTURES CONTRACTS -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2006, the Fund had no open futures contracts.

     I) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At June 30, 2006, the Fund had the following forward foreign currency contracts.

                                           FOREIGN
    FORWARD FOREIGN      EXPIRATION        CURRENCY        CONTRACT     CONTRACT    UNREALIZED
   CURRENCY CONTRACT        DATE          TO BE SOLD        AMOUNT        VALUE        LOSS
----------------------   ----------   -----------------   ----------   ----------   ----------
European Economic Unit     9/26/06    (euro)(2,954,000)   $3,799,041   $3,737,844    $(61,197)

     J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments, including certain Credit Suisse advised funds, funds advised by BBH&Co., the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     BBH&Co. has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and BBH&Co. will share net income earned from the securities lending activities. During the six months ended June 30, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $61,979, of which $38,219 was rebated to borrowers (brokers). The Fund retained $19,008 in income from the cash collateral investment and BBH&Co., as lending agent, was paid $4,752. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

     K) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

     The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

     Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly, as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2006, investment advisory fees earned were $485,272.

     Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, is sub-investment adviser to the Fund. Credit Suisse U.K.'s sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

     BBH&Co. provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets. For the six months ended June 30, 2006, BBH&Co. earned administrative service fees (including out-of-pocket expenses) of $48,527.

     The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares purchased by the Fund's transfer agent in the open market.

     Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2006, Merrill was paid $29,489 for its services to the Fund.

NOTE 4. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006 and during the six months ended June 30, 2006, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2006, the Fund had no investments in U.S. Government and Agency Obligations. Purchases and sales of investment securities (excluding short-term investments) were $70,397,339 and $62,929,370, respectively.

     At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $241,062,710, $3,631,529, $(15,949,929) and $(12,318,400), respectively.

NOTE 6. OTHER

     The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights offering costs of $550,000 were charged directly against the proceeds of the offering.

NOTE 7. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On April 20, 2006, the Annual Meeting of Shareholders of The Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was held and the following matter was voted upon:

(1)  To elect three directors to the Board of Directors of the Fund:

NAME OF DIRECTOR                   FOR       WITHHELD
----------------               ----------   ---------
Lawrence J. Fox (Class II)     42,200,481   1,095,635
Lawrence D. Haber (Class II)   42,138,534   1,157,582
James J. Cattano (Class I)     42,114,016   1,182,100

In addition to the directors elected at the meeting, Enrique R. Arzac and Steven
N. Rappaport continue to serve as Directors of the Fund. Also, effective July 1, 2006, Terry Fires Bovarnick was appointed to serve as a director of the Fund.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
ADDITIONAL INFORMATION (UNAUDITED)

DESCRIPTION OF INVESTLINK(SM) PROGRAM

     The InvestLink(SM) Program is sponsored and administered by Computershare Shareholder Services, Inc., not by Credit Suisse Asset Management Income Fund, Inc. (the "Fund"). Computershare Shareholder Services, Inc. will act as program administrator (the "Program Administrator") of the InvestLink(SM) Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

     An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

     A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

     The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

     The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

     Computershare Shareholder Services, Inc., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

     If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

     Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

     A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

     Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

     All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

     A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

     The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

     The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the

Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.

     While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

     Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at (800) 730-6001. All correspondence regarding the Program should be directed to: Computershare Trust Company N.A., InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

- Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

-    Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

     In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

     We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC, ("CREDIT SUISSE"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CREDIT SUISSE-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 18, 2006.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

     Information regarding how the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

-    By calling 1-800-293-1232

-    On the Fund's website, www.credit-suisse.com/us

- On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
OTHER FUNDS MANAGED BY CREDIT SUISSE ASSET MANAGEMENT, LLC

CLOSED-END FUNDS

SINGLE COUNTRY

The Chile Fund, Inc. (CH)
The First Israel Fund, Inc. (ISL)
The Indonesia Fund, Inc. (IF)

MULTIPLE COUNTRY

The Emerging Markets Telecommunications Fund, Inc. (ETF)
The Latin America Equity Fund, Inc. (LAQ)

FIXED INCOME

Credit Suisse High Yield Bond Fund (DHY)

LITERATURE REQUEST -- Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website on the
Internet: http://www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Capital Appreciation Fund
Credit Suisse Cash Reserve Fund
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Emerging Markets Fund
Credit Suisse Fixed Income Fund
Credit Suisse Global Fixed Income Fund
Credit Suisse Global Small Cap Fund
Credit Suisse High Income Fund
Credit Suisse International Focus Fund
Credit Suisse Japan Equity Fund
Credit Suisse Large Cap Blend Fund
Credit Suisse Large Cap Value Fund
Credit Suisse Mid-Cap Growth Fund
Credit Suisse New York Municipal Fund
Credit Suisse Short Duration Bond Fund
Credit Suisse Small Cap Growth Fund
Credit Suisse Small Cap Value Fund
Credit Suisse Strategic Allocation Fund

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SUMMARY OF GENERAL INFORMATION (UNAUDITED)

     Credit Suisse Asset Management Income Fund, Inc. is a closed-end, non-diversified management investment company whose shares trade on the American Stock Exchange, LLC. The Fund's American Stock Exchange trading symbol is CIK. Its investment objective is to seek current income. Credit Suisse Asset Management, LLC is part of the asset management business of Credit Suisse, one of the world's leading banks. With offices focused on asset management in 18 countries, Credit Suisse's asset management business is operated as a globally integrated network to deliver the bank's best investment ideas and capabilities to clients around the world.

SHAREHOLDER INFORMATION

     The market price is published in: THE NEW YORK TIMES (DAILY) under the designation "CrSuisinco" and THE WALL STREET JOURNAL (DAILY), and BARRON'S (EACH MONDAY) under the designation "CSAM Income Fd". Weekly comparative net asset value (NAV) and market price information about The Credit Suisse Asset Management Income Fund, Inc.'s shares are published each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and BARRON'S, as well as other newspapers, in a table called "Closed-End Funds."

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

800-293-1232 - www.credit-suisse.com/us

                                                                    CIK-SAR-0606

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 1, 2006.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.


          /s/ Steven B. Plump
          ------------------------------------
          Name: Steven B. Plump
          Title: Chief Executive Officer
          Date: September 5, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Steven B. Plump
          ------------------------------------
          Name: Steven B. Plump
          Title: Chief Executive Officer
          Date: September 5, 2006


          /s/ Michael A. Pignataro
          ------------------------------------
          Name: Michael A. Pignataro
          Title: Chief Financial Officer
          Date: September 5, 2006